LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
LOSS PER SHARE
Schedule of computation of basic and diluted loss per share

	Years Ended December 31,
	2022	2023	2024
Net loss attributable to ordinary shareholders	(416,878)	(392,693)	(64,743)
Weighted average number of ordinary shares-basic and diluted	166,634,121	168,609,128	171,835,632
Net loss per ordinary share-basic and diluted	(2.50)	(2.33)	(0.38)

Summary of share options and restricted share units outstanding excluded from calculation of diluted loss per share

	As of December 31,
	2022	2023	2024
Share options and nonvested restricted share units	7,223,033	6,136,483	6,014,128